Note 14 - Major Customer (Details Textual) - People’s Republic of China government agency [member]	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Statement Line Items [Line Items]
Percentage of entity's revenue	18.00%	27.00%	28.00%
Percentage of entity's receivables	84.00%	94.00%	86.00%